UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/10

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Forester Capital Management
Address: 100 Field Drive, Ste 330
         Lake Forest, IL 60045

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas H Forester
Title:     President
Phone:     (224) 544-5123

Signature, Place, and Date of Signing:

          Lake Forest, IL January XX, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     89

Form13F Information Table Value Total: $    140,033,040.79

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE


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
                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority

Altria Group           	               Common Stock	02209S103   4,769,632.60       193,730	      SOLE	    NONE      SOLE
Chevron Corp           		       Common Stock	166764100   4,629,112.50       50,730	      SOLE	    NONE      SOLE
Travelers Companies    	               Common Stock	89417E113   4,500,365.22       80,782	      SOLE	    NONE      SOLE
Microsoft              	               Common Stock	594918104   4,223,341.20       151,320	      SOLE	    NONE      SOLE
Bristol Myers Squibb Co	               Common Stock	110122108   4,194,829.20       158,415        SOLE	    NONE      SOLE
Oracle Corp            	               Common Stock	68389X105   4,140,645.70       132,289	      SOLE	    NONE      SOLE
UnitedHealth Group     		       Common Stock	91324P102   4,115,348.37       113,967	      SOLE	    NONE      SOLE
Kimberly Clark Corp    	               Common Stock	494368103   4,054,417.60       64,315	      SOLE	    NONE      SOLE
Johnson & Johnson      	               Common Stock	478160104   4,051,175.00       65,500	      SOLE	    NONE      SOLE
Cvs Caremark Corp      	               Common Stock	126650100   3,957,173.70       113,810	      SOLE	    NONE      SOLE
Kraft Foods            	               Common Stock	50075N104   3,929,391.53       124,703	      SOLE	    NONE      SOLE
3M Co                  	               Common Stock	88579Y101   3,889,972.50       45,075	      SOLE	    NONE      SOLE
Honeywell International	               Common Stock	438516106   3,887,697.12       73,132	      SOLE	    NONE      SOLE
Wal-Mart Stores, Inc   	               Common Stock	931142103   3,689,351.30       68,410	      SOLE	    NONE      SOLE
Hewlett-Packard Co     	               Common Stock	428236103   3,426,645.30       81,393	      SOLE	    NONE      SOLE
Conoco Phillips        	               Common Stock	20825C104   3,396,487.50       49,875	      SOLE	    NONE      SOLE
Kroger                 	               Common Stock	501044101   3,346,285.80       149,655	      SOLE	    NONE      SOLE
General Dynamics       	               Common Stock	369550108   3,189,652.00       44,950	      SOLE	    NONE      SOLE
AON                    	               Common Stock	37389103    3,099,923.75       67,375	      SOLE	    NONE      SOLE
International Business Ma	       Common Stock	459200101   3,064,348.80       20,880	      SOLE	    NONE      SOLE
American Electric Power	               Common Stock	25537101    2,994,615.40       83,230	      SOLE	    NONE      SOLE
Marathon Oil Corp      	               Common Stock	5655849106  2,929,073.00       79,100	      SOLE	    NONE      SOLE
Newell Rubbermaid      	               Common Stock	651229106   2,888,802.00       158,900	      SOLE	    NONE      SOLE
AMGEN INC              	               Common Stock	31162100    2,799,900.00       51,000	      SOLE	    NONE      SOLE
Lilly, Eli & Co        	               Common Stock	532457108   2,773,941.60       79,165	      SOLE	    NONE      SOLE
Symantec Corp          	               Common Stock	871503108   2,679,655.50       160,075	      SOLE	    NONE      SOLE
AT&T                   	               Common Stock	00206R102   2,655,922.62       90,399	      SOLE	    NONE      SOLE
Molson Coors           	               Common Stock	60871R209   2,654,047.20	52,880	      SOLE	    NONE      SOLE
Public Enterprise Group	               Common Stock	744573106   2,570,884.20	80,820	      SOLE	    NONE      SOLE
Merck Co Inc           	               Common Stock	58933Y105   2,463,045.68	68,342	      SOLE	    NONE      SOLE
TECO Energy            	               Common Stock	872375100   2,456,400.00	138,000	      SOLE	    NONE      SOLE
Allstate Corp          	               Common Stock	20002101    2,452,209.60	76,920	      SOLE	    NONE      SOLE
Pfizer, Inc            	               Common Stock	717081103   2,445,429.09	139,659	      SOLE	    NONE      SOLE
US Bancorp             	               Common Stock	902973304   2,432,177.45	90,181	      SOLE	    NONE      SOLE
Target Corp            	               Common Stock	87612E106   2,210,258.54	36,758	      SOLE	    NONE      SOLE
Newmont Mining Corp    	               Common Stock	651639106   2,046,540.45	33,315	      SOLE	    NONE      SOLE
Mosaic                 	               Common Stock	61945A107   1,982,305.60	25,960	      SOLE	    NONE      SOLE
V F Corp               	               Common Stock	918204108   1,834,772.20	21,290	      SOLE	    NONE      SOLE
Best Buy Company Inc   	               Common Stock	86516101    1,770,392.70	51,630	      SOLE	    NONE      SOLE
Valero Energy          	               Common Stock	91913Y100   1,538,867.20	66,560	      SOLE	    NONE      SOLE
Sempra Energy          	               Common Stock	816851109   1,509,849.60	28,770	      SOLE	    NONE      SOLE
Devon Energry Corp     	               Common Stock	25179M103   1,264,403.55	16,105	      SOLE	    NONE      SOLE
State Street           	               Common Stock	857477103   1,254,192.10	27,065	      SOLE	    NONE      SOLE
Transocean             	               Common Stock	H8817H100   1,070,454.00	15,400	      SOLE	    NONE      SOLE
Johnson Controls Inc   	               Common Stock	478366107   507,487.00	        13,285	      SOLE	    NONE      SOLE
Siemens                	               Common Stock	826197501   460,967.50	        3,710	      SOLE	    NONE      SOLE
Sony Corp ADR          	               Common Stock	835699307   378,526.00	        10,600	      SOLE	    NONE      SOLE
BT Group PLC           	               Common Stock	05577E101   363,599.60	        12,740	      SOLE	    NONE      SOLE
Imperial Tobacco       	               Common Stock	453142101   361,855.00	        5,860	      SOLE	    NONE      SOLE
Fomento Economico ME   	               Common Stock	344419106   343,908.00	        6,150	      SOLE	    NONE      SOLE
Unilever PLC ADR       	               Common Stock	904767704   318,372.80	        10,310	      SOLE	    NONE      SOLE
Novartis AG Spon ADR   	               Common Stock	66987V109   318,035.25	        5,395	      SOLE	    NONE      SOLE
Diageo PLC ADR         	               Common Stock	25243Q205   311,071.05	        4,185	      SOLE	    NONE      SOLE
SAP                    	               Common Stock	803054204   309,733.20	        6,120	      SOLE	    NONE      SOLE
Delhaize Freres        	               Common Stock	2975W101    308,844.90	        4,190	      SOLE	    NONE      SOLE
Nippon Telephone & Telegr	       Common Stock	654624105   296,155.40	        12,910	      SOLE	    NONE      SOLE
Teva Pharma ADR        	               Common Stock	881624209   286,715.00	        5,500	      SOLE	    NONE      SOLE
ABB LTD ADR            	               Common Stock	000375204   285,002.75	        12,695	      SOLE	    NONE      SOLE
Canadian Imperial Bank 	               Common Stock	136069101   282,240.00	        3,600	      SOLE	    NONE      SOLE
AstraZeneca PLC ADR    	               Common Stock	046353108   269,749.60	        5,840	      SOLE	    NONE      SOLE
Michelin ADR           	               Common Stock	59410T106   266,580.60	        18,590	      SOLE	    NONE      SOLE
Williams Cos Inc Com   	               Common Stock	969457100   266,358.00	        10,775	      SOLE	    NONE      SOLE
National Grid          	               Common Stock	636274300   247,196.60	        5,570	      SOLE	    NONE      SOLE
Panasonic Corp ADR     	               Common Stock	69832A205   245,199.00	        17,390	      SOLE	    NONE      SOLE
Vodafone               	               Common Stock	92857W209   237,960.00	        9,000	      SOLE	    NONE      SOLE
Royal Dutch Shell PLC ADR	       Common Stock	780259206   209,689.20	        3,140	      SOLE	    NONE      SOLE
HSBC Holdings PLC ADR  	               Common Stock	404280406   194,462.40	        3,810	      SOLE	    NONE      SOLE
Nokia Corp, Spon ADR   	               Common Stock	654902204   190,765.20	        18,485	      SOLE	    NONE      SOLE
Eni SPA                	               Common Stock	26874R108   174,960.00	        4,000	      SOLE	    NONE      SOLE
Credit Suisse Grp ADR  	               Common Stock	225401108   169,722.00	        4,200	      SOLE	    NONE      SOLE
TD Bank                	               Common Stock	891160509   163,482.00	        2,200	      SOLE	    NONE      SOLE
Total SA ADR           	               Common Stock	89151E109   151,348.40	        2,830	      SOLE	    NONE      SOLE
Allianz SE ADR         	               Common Stock	018805101   136,326.95	        11,485	      SOLE	    NONE      SOLE
Statoil                	               Common Stock	85771P102   135,726.70	        5,710	      SOLE	    NONE      SOLE
Exxon Mobil Corp Com   	               Common Stock	30231G102   118,933.48	        1,627	      SOLE	    NONE      SOLE
POSCO ADR              	               Common Stock	693483109   113,074.50	        1,050	      SOLE	    NONE      SOLE
Banco Santander        	               Common Stock	05964H105   64,965.00	        6,100	      SOLE	    NONE      SOLE
Buckeye Partners L.P   	               Common Stock	118230101   46,781.00	        700	      SOLE	    NONE      SOLE
Luxottica              	               Common Stock	55068R202   45,317.60	        1,480	      SOLE	    NONE      SOLE
Glaxosmithkline Plc Spons	       Common Stock	37733W105   41,965.40	        1,070	      SOLE	    NONE      SOLE
Australia & New Zealand B	       Common Stock	052528304   34,466.40	        1,440	      SOLE	    NONE      SOLE
Gold Fields Ltd New Spons	       Common Stock	38059T106   29,008.00	        1,600	      SOLE	    NONE      SOLE
Enterprise Prods Partners	       Common Stock	293792107   25,798.20	        620	      SOLE	    NONE      SOLE
Telefonica de Espana SA	               Common Stock	879382208   20,526.00	        300	      SOLE	    NONE      SOLE
Coca Cola Company      	               Common Stock	191216100   19,073.30	        290	      SOLE	    NONE      SOLE
Lexington Corporate Prope	       Common Stock	529043101   17,839.80	        2,244	      SOLE	    NONE      SOLE
Dr Pepper Snapple Group I	       Common Stock	26138E109   14,415.60	        410	      SOLE	    NONE      SOLE
FedEx Corp             	               Common Stock	31428X106   9,301.00	        100	      SOLE	    NONE      SOLE
JP Morgan Chase & Co Com	       Common Stock	46625H100   5,599.44	        132	      SOLE	    NONE      SOLE



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